Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
Central Hudson | Wappingers Falls Lawsuit
Site Contingency [Line Items]
Loss contingency accrual			$ 105
Long-Term Gas Transportation Precedent Agreements, 20-Year Agreement | Tucson Electric Power Company
Site Contingency [Line Items]
Long-term purchase commitment, period	20 years
Long-term purchase commitment, amount	$ 1,000
Long-Term Gas Transportation Precedent Agreements, 25-Year Agreement | Tucson Electric Power Company
Site Contingency [Line Items]
Long-term purchase commitment, period	25 years
Long-term purchase commitment, amount	$ 1,100
Renewable Power Purchase Agreement | UNS Electric Inc.
Site Contingency [Line Items]
Long-term purchase commitment, period		20 years
Long-term purchase commitment, amount		$ 279